Employee Benefit and Equity Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Issued and Outstanding Stock Options

A summary of the status of our issued and outstanding stock options as of March 31, 2016 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 3/31/16	Weighted-Average Exercise Price	Number Exercisable At 3/31/16	Weighted-Average Exercise Price
$1.69	851,422	$1.69	—	$—
$4.05	40,000	$4.05	—	$—
$4.90	40,000	$4.90	3,333	$4.90
$5.04	46,041	$5.04	46,041	$5.04
$9.50	75,000	$9.50	75,000	$9.50
$9.99	129,583	$9.99	129,583	$9.99
$10.42	29,548	$10.42	29,548	$10.42
$11.87	3,500	$11.87	3,500	$11.87
$13.19	50,000	$13.19	50,000	$13.19
$22.34	30,000	$22.34	30,000	$22.34

	1,295,094	$4.41	367,005	$10.72

A summary of the status of our issued and outstanding stock options as of December 31, 2015 is as follows:

	Outstanding		Exercisable
Exercise Price	Number Outstanding At 12/31/15	Weighted-Average Exercise Price	Number Exercisable At 12/31/15	Weighted-Average Exercise Price
$4.05	40,000	$4.05	—	$—
$4.90	40,000	$4.90	—	$—
$5.04	46,041	$5.04	46,041	$5.04
$9.50	75,000	$9.50	75,000	$9.50
$9.99	129,583	$9.99	129,583	$9.99
$10.42	29,548	$10.42	29,548	$10.42
$11.89	3,500	$11.89	3,500	$11.89
$13.19	50,000	$13.19	50,000	$13.19
$22.34	30,000	$22.34	30,000	$22.34

	443,672	$9.64	363,672	$10.77

Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock

Average fair values were estimated on the date of each grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

Year Ended December 31, 2015
Expected Dividend Yield	0.0%
Risk-Free Interest Rate	1.0%
Expected Volatility – Rex Energy	58.6%
Expected Volatility – Peer Group	29.8%-85.0%
Market Index	35.6%
Expected Life	Three Years

Average fair values were estimated on the date of each grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

	Year Ended December 31, 2015	Year Ended December 31, 2014
Expected Dividend Yield	0.0%	0.0%
Risk-Free Interest Rate	1.0%	0.8%
Expected Volatility – Rex Energy	58.6%	50.4%
Expected Volatility – Peer Group	29.8%-85.0%	28.4%-65.7%
Market Index	35.6%	35.3%
Expected Life	Three Years	Three Years

Summary of Nonvested Restricted Stock Activity

A summary of the restricted stock activity for the three months ended March 31, 2016 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted stock awards, as of December 31, 2015	2,479,408	$6.27
Awards	420,901	1.67
Forfeitures	(346,876)	7.83
Vested	(142,516)	12.76

Restricted stock awards, as of March 31, 2016	2,410,917	$4.86

A summary of the restricted stock activity for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Restricted stock awards, as of January 1, 2013	1,431,573	$12.45
Awards	981,544	16.03
Vested	(182,994)	11.59
Forfeitures	(57,484)	11.84

Restricted stock awards, as of December 31, 2013	2,172,639	$14.16
Awards	131,610	8.76
Vested	(595,085)	13.09
Forfeitures	(189,863)	14.60

Restricted stock awards, as of December 31, 2014	1,519,301	$14.05
Awards	2,236,839	3.35
Vested	(606,359)	9.39
Forfeitures	(670,373)	11.33

Restricted stock awards, as of December 31, 2015	2,479,408	$6.27

Summary of Stock Option Activity

A summary of the stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding December 31, 2012	502,253	$10.95
Granted	—	—
Exercised	(49,166)	10.85
Cancelled/Forfeited	(4,000)	23.28

Options outstanding December 31, 2013	449,087	$10.85
Granted	—	—
Exercised	(46,526)	11.09
Cancelled/Forfeited	—	—

Options outstanding December 31, 2014	402,561	$10.82
Granted	80,000	4.48
Exercised	—	—
Cancelled/Forfeited	(38,889)	11.23

Options Outstanding December 31, 2015	443,672	$9.64	2.8	$—

Options Exercisable December 31, 2015	363,672	$10.77	2.1	$—

Percentage of Awards to Vest

The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1-3	100%
4-6	75%
7-10	50%
11-13	25%
14-16	0%